Redeemable Convertible Preferred Shares - Fair Values of Conversion Features and Redemption Features Which Required to Be Bifurcated and Accounted for as Derivative Liabilities (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 60,884
Less: current portion	$ 0	(60,525)
Non-current portion	$ 0	359
Financial Derivatives-Conversion Features [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		56,916
Financial Derivatives-Redemption Features [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 3,968